Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties	12 Months Ended
Dec. 31, 2021 USD ($)
COST [Member]
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Opening balance at 1 January	$ 24,118,655
Acquisitions
Capitalized subsequent expenditure
Classified as held for sale or disposals
Transfer (to)/from inventories and owner-occupied property	5,487,395
Translation adjustment	748,918
Closing balance at 31 December	30,354,968
DEPRECIATION AND IMPAIRMENT
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Opening balance at 1 January	(15,844,460)
Provided for the year	(540,273)
Eliminated upon disposal of assets
Impairment for the year	(2,673,131)
Transfer to/(from) inventories and owner-occupied property	(3,394,864)
Translation adjustment	(537,712)
Closing balance at 31 December	(22,990,440)
CARRYING AMOUNT [Member]
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Closing balance at 31 December	$ 7,364,527